Defiance Large Cap ex-Mag 7 ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS – 96.9%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	177	$12,999
Trade Desk, Inc. - Class A (a)	432	32,495
		45,494

Aerospace & Defense - 2.4%
Boeing Co. (a)	770	159,636
General Dynamics Corp.	247	68,787
General Electric Co.	1,085	266,812
Howmet Aerospace, Inc.	382	64,898
L3Harris Technologies, Inc.	173	42,271
Lockheed Martin Corp.	239	115,289
Northrop Grumman Corp.	141	68,353
TransDigm Group, Inc.	55	80,764
		866,810

Agriculture - 1.1%
Altria Group, Inc.	1,638	99,279
Archer-Daniels-Midland Co.	453	21,867
Philip Morris International, Inc.	1,573	284,068
		405,214

Airlines - 0.2%
Delta Air Lines, Inc.	610	29,518
Southwest Airlines Co.	657	21,931
United Airlines Holdings, Inc. (a)	307	24,389
		75,838

Apparel - 0.2%
Deckers Outdoor Corp. (a)	145	15,301
NIKE, Inc. - Class B	1,141	69,133
		84,434

Auto Manufacturers - 0.5%
Cummins, Inc.	136	43,721
Ford Motor Co.	3,850	39,963
General Motors Co.	1,063	52,736
PACCAR, Inc.	526	49,365
		185,785

Auto Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	221	14,765

Banks - 6.5%
Bank of America Corp.	7,803	344,346
Bank of New York Mellon Corp.	733	64,951
Citigroup, Inc.	1,912	144,012
Citizens Financial Group, Inc.	424	17,108
Fifth Third Bancorp	645	24,633
First Citizens BancShares, Inc. - Class A	8	14,791
Goldman Sachs Group, Inc.	312	187,340
Huntington Bancshares, Inc.	1,425	22,273
JPMorgan Chase & Co.	2,835	748,440
KeyCorp	980	15,543
M&T Bank Corp.	156	28,492
Morgan Stanley	1,262	161,574
Northern Trust Corp.	179	19,107
NU Holdings Ltd. - Class A (a)	3,433	41,230
PNC Financial Services Group, Inc.	387	67,265
Regions Financial Corp.	869	18,631
State Street Corp.	283	27,247
Truist Financial Corp.	1,282	50,639

US Bancorp	1,557	67,870
Wells Fargo & Co.	3,331	249,092
		2,314,584

Beverages - 1.8%
Coca-Cola Co.	4,319	311,400
Coca-Cola Europacific Partners PLC	242	22,213
Constellation Brands, Inc. - Class A	157	27,992
Keurig Dr Pepper, Inc.	1,199	40,370
Monster Beverage Corp. (a)	797	50,968
PepsiCo, Inc.	1,402	184,293
		637,236

Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	112	34,111
Amgen, Inc.	567	163,398
Biogen, Inc. (a)	141	18,300
BioMarin Pharmaceutical, Inc. (a)	173	10,046
Corteva, Inc.	656	46,445
Gilead Sciences, Inc.	1,276	140,462
Illumina, Inc. (a)	149	12,254
Incyte Corp. (a)	175	11,385
Moderna, Inc. (a)	353	9,376
Regeneron Pharmaceuticals, Inc.	100	49,028
Vertex Pharmaceuticals, Inc. (a)	260	114,933
		609,738

Building Materials - 1.1%
Builders FirstSource, Inc. (a)	101	10,876
Carrier Global Corp.	842	59,950
CRH PLC	651	59,345
Johnson Controls International PLC	640	64,877
Lennox International, Inc.	25	14,111
Martin Marietta Materials, Inc.	61	33,401
Masco Corp.	210	13,108
Trane Technologies PLC	227	97,671
Vulcan Materials Co.	114	30,218
		383,557

Chemicals - 1.5%
Air Products and Chemicals, Inc.	214	59,687
CF Industries Holdings, Inc.	162	14,695
Dow, Inc.	664	18,419
DuPont de Nemours, Inc.	392	26,186
Ecolab, Inc.	249	66,139
International Flavors & Fragrances, Inc.	226	17,303
Linde PLC	471	220,230
LyondellBasell Industries NV - Class A	283	15,987
PPG Industries, Inc.	220	24,376
Sherwin-Williams Co.	236	84,679
		547,701

Commercial Services - 2.3%
Automatic Data Processing, Inc.	410	133,467
Block, Inc. - Class A (a)	523	32,295
Booz Allen Hamilton Holding Corp.	125	13,281
Cintas Corp.	367	83,126
Corpay, Inc. (a)	68	22,107
Equifax, Inc.	117	30,910
Global Payments, Inc.	238	17,995
Moody's Corp.	180	86,278
PayPal Holdings, Inc. (a)	958	67,328
Quanta Services, Inc.	143	48,986
Rollins, Inc.	368	21,068
S&P Global, Inc.	315	161,551
TransUnion	174	14,900
United Rentals, Inc.	71	50,295

Verisk Analytics, Inc.	140	43,980
		827,567

Computers - 2.7%
Accenture PLC - Class A	636	201,497
Amentum Holdings, Inc. (a)	7	136
Check Point Software Technologies Ltd. (a)	89	20,370
Cognizant Technology Solutions Corp. - Class A	467	37,822
Crowdstrike Holdings, Inc. - Class A (a)	231	108,886
Dell Technologies, Inc. - Class C	318	35,384
Fortinet, Inc. (a)	668	67,989
Gartner, Inc. (a)	73	31,859
Hewlett Packard Enterprise Co.	1,265	21,859
HP, Inc.	927	23,082
International Business Machines Corp.	945	244,812
Leidos Holdings, Inc.	115	17,080
NetApp, Inc.	183	18,146
Okta, Inc. - Class A (a)	151	15,579
Pure Storage, Inc. - Class A (a)	303	16,238
Seagate Technology Holdings PLC	189	22,291
Super Micro Computer, Inc. (a)	515	20,610
Western Digital Corp. (a)	322	16,599
Zscaler, Inc. (a)	108	29,776
		950,015

Cosmetics & Personal Care - 1.5%
Colgate-Palmolive Co.	808	75,095
Estee Lauder Cos., Inc. - Class A	222	14,861
Kenvue, Inc.	1,848	44,112
Procter & Gamble Co.	2,381	404,508
		538,576

Distribution & Wholesale - 0.4%
Copart, Inc. (a)	883	45,457
Fastenal Co.	1,080	44,647
WW Grainger, Inc.	45	48,940
		139,044

Diversified Financial Services - 6.3%
AerCap Holdings NV	181	20,947
American Express Co.	723	212,598
Ameriprise Financial, Inc.	100	50,924
Apollo Global Management, Inc.	443	57,896
Ares Management Corp. - Class A	176	29,128
Blackrock, Inc.	147	144,044
Capital One Financial Corp.	364	68,851
Charles Schwab Corp.	1,680	148,411
CME Group, Inc. - Class A	350	101,150
Coinbase Global, Inc. - Class A (a)	200	49,324
Intercontinental Exchange, Inc.	572	102,846
LPL Financial Holdings, Inc.	72	27,875
Mastercard, Inc. - Class A	820	480,192
Nasdaq, Inc.	465	38,846
Raymond James Financial, Inc.	177	26,015
Synchrony Financial	368	21,215
T Rowe Price Group, Inc.	212	19,841
Visa, Inc. - Class A	1,745	637,257
		2,237,360

Electric - 3.1%
Alliant Energy Corp.	267	16,615
Ameren Corp.	264	25,576
American Electric Power Co., Inc.	534	55,264
CenterPoint Energy, Inc.	639	23,796
CMS Energy Corp.	290	20,367
Consolidated Edison, Inc.	323	33,750
Constellation Energy Corp.	298	91,233

Dominion Energy, Inc.	805	45,619
DTE Energy Co.	186	25,417
Duke Energy Corp.	738	86,877
Edison International	367	20,424
Entergy Corp.	400	33,312
Evergy, Inc.	219	14,544
Eversource Energy	354	22,943
Exelon Corp.	980	42,944
FirstEnergy Corp.	560	23,486
NextEra Energy, Inc.	2,142	151,311
PG&E Corp.	2,113	35,667
PPL Corp.	717	24,916
Public Service Enterprise Group, Inc.	469	38,003
Sempra	602	47,311
Southern Co.	1,061	95,490
Vistra Corp.	317	50,901
WEC Energy Group, Inc.	298	32,017
Xcel Energy, Inc.	568	39,817
		1,097,600

Electrical Components & Equipment - 0.7%
AMETEK, Inc.	221	39,502
Eaton Corp. PLC	410	131,282
Emerson Electric Co.	564	67,330
		238,114

Electronics - 1.3%
Amphenol Corp. - Class A	1,209	108,725
Fortive Corp.	352	24,707
Garmin, Ltd.	171	34,708
Honeywell International, Inc.	643	145,749
Hubbell, Inc.	54	21,037
Keysight Technologies, Inc. (a)	161	25,284
Mettler-Toledo International, Inc. (a)	21	24,266
TE Connectivity PLC	288	46,100
Trimble, Inc. (a)	229	16,321
		446,897

Energy - Alternate Sources - 0.0%(b)
First Solar, Inc. (a)	94	14,860

Engineering & Construction - 0.1%
EMCOR Group, Inc.	34	16,043
Jacobs Solutions, Inc.	108	13,641
		29,684

Entertainment - 0.2%
Flutter Entertainment PLC (a)	171	43,212
Live Nation Entertainment, Inc. (a)	176	24,145
		67,357

Environmental Control - 0.5%
Republic Services, Inc.	216	55,574
Veralto Corp.	226	22,833
Waste Management, Inc.	402	96,870
		175,277

Food - 1.0%
Conagra Brands, Inc.	452	10,346
General Mills, Inc.	524	28,432
Hershey Co.	142	22,818
Hormel Foods Corp.	394	12,088
J M Smucker Co.	94	10,585
Kellanova	299	24,706
Kraft Heinz Co.	1,160	31,007
Kroger Co.	700	47,761
McCormick & Co., Inc.	237	17,237

Mondelez International, Inc. - Class A	1,289	86,995
Sysco Corp.	463	33,799
Tyson Foods, Inc. - Class A	259	14,546
		340,320

Forest Products & Paper - 0.1%
International Paper Co.	585	27,969

Gas - 0.1%
Atmos Energy Corp.	147	22,738
NiSource, Inc.	443	17,516
		40,254

Hand & Machine Tools - 0.0%(b)
Stanley Black & Decker, Inc.	150	9,814

Healthcare - Products - 4.2%
Abbott Laboratories	1,755	234,433
Agilent Technologies, Inc.	280	31,338
Align Technology, Inc. (a)	70	12,666
Avantor, Inc. (a)	648	8,366
Baxter International, Inc.	493	15,036
Boston Scientific Corp. (a)	1,502	158,101
Cooper Cos., Inc. (a)	180	12,290
Danaher Corp.	674	127,993
Edwards Lifesciences Corp. (a)	565	44,194
GE HealthCare Technologies, Inc.	433	30,544
Hologic, Inc. (a)	218	13,553
IDEXX Laboratories, Inc. (a)	77	39,529
Insulet Corp. (a)	70	22,752
Intuitive Surgical, Inc. (a)	366	202,156
Medtronic PLC	1,314	109,036
Natera, Inc. (a)	111	17,508
ResMed, Inc.	143	35,005
Revvity, Inc.	106	9,584
STERIS PLC	90	22,069
Stryker Corp.	357	136,602
Thermo Fisher Scientific, Inc.	380	153,072
Waters Corp. (a)	59	20,605
West Pharmaceutical Services, Inc.	71	14,970
Zimmer Biomet Holdings, Inc.	180	16,591
		1,487,993

Healthcare - Services - 1.8%
Centene Corp. (a)	496	27,994
Cigna Group	270	85,493
Elevance Health, Inc.	222	85,212
HCA Healthcare, Inc.	181	69,032
Humana, Inc.	106	24,712
ICON PLC (a)	77	10,031
IQVIA Holdings, Inc. (a)	167	23,435
Labcorp Holdings, Inc.	78	19,420
Molina Healthcare, Inc. (a)	42	12,812
Quest Diagnostics, Inc.	99	17,161
UnitedHealth Group, Inc.	920	277,757
		653,059

Home Builders - 0.3%
DR Horton, Inc.	305	36,008
Lennar Corp. - Class A	225	23,868
NVR, Inc. (a)	3	21,348
PulteGroup, Inc.	184	18,038
		99,262

Household Products & Wares - 0.3%
Avery Dennison Corp.	75	13,330
Church & Dwight Co., Inc.	231	22,709

Clorox Co.	108	14,243
Kimberly-Clark Corp.	325	46,722
		97,004

Industrials - 0.5%
RTX Corp.	1,356	185,067

Insurance - 5.1%
Aflac, Inc.	507	52,495
Allstate Corp.	245	51,418
American International Group, Inc.	595	50,361
Aon PLC - Class A	210	78,137
Arch Capital Group Ltd.	359	34,119
Arthur J Gallagher & Co.	256	88,945
Berkshire Hathaway, Inc. - Class B (a)	1,361	685,890
Brown & Brown, Inc.	243	27,435
Chubb Ltd.	403	119,772
Cincinnati Financial Corp.	147	22,171
CNA Financial Corp.	250	11,977
Fidelity National Financial, Inc.	246	13,473
Hartford Insurance Group, Inc.	282	36,615
Loews Corp.	181	16,161
Markel Group, Inc. (a)	13	25,242
Marsh & McLennan Cos., Inc.	504	117,765
MetLife, Inc.	604	47,462
Principal Financial Group, Inc.	217	16,902
Progressive Corp.	593	168,963
Prudential Financial, Inc.	330	34,284
Travelers Cos., Inc.	218	60,103
W R Berkley Corp.	318	23,751
Willis Towers Watson PLC	91	28,806
		1,812,247

Internet - 4.9%
Airbnb, Inc. - Class A (a)	418	53,922
Booking Holdings, Inc.	33	182,125
CDW Corp.	115	20,741
Coupang, Inc. - Class A (a)	1,354	37,980
DoorDash, Inc. - Class A (a)	330	68,855
eBay, Inc.	454	33,219
Expedia Group, Inc. - Class A	106	17,676
Gen Digital, Inc.	582	16,575
GoDaddy, Inc. - Class A (a)	129	23,497
MercadoLibre, Inc. (a)	47	120,475
Netflix, Inc. (a)	435	525,145
Palo Alto Networks, Inc. (a)	669	128,729
Pinterest, Inc. - Class A (a)	568	17,671
Robinhood Markets, Inc. - Class A (a)	723	47,826
Shopify, Inc. - Class A (a)	1,240	132,953
Snap, Inc. - Class A (a)	1,204	9,933
Spotify Technology SA (a)	160	106,422
Uber Technologies, Inc. (a)	1,994	167,815
VeriSign, Inc.	86	23,432
		1,734,991

Iron & Steel - 0.1%
Nucor Corp.	221	24,169
Steel Dynamics, Inc.	144	17,722
		41,891

Leisure Time - 0.2%
Carnival Corp. (a)	1,015	23,568
Royal Caribbean Cruises Ltd.	242	62,187
		85,755

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	229	56,893

Las Vegas Sands Corp.	520	21,403
Marriott International, Inc. - Class A	252	66,485
		144,781

Machinery - Construction & Mining - 1.0%
Caterpillar, Inc.	480	167,055
GE Vernova, Inc.	286	135,272
Vertiv Holdings Co. - Class A	357	38,531
		340,858

Machinery - Diversified - 0.9%
Deere & Co.	251	127,071
Dover Corp.	118	20,974
IDEX Corp.	72	13,026
Ingersoll Rand, Inc.	381	31,105
Otis Worldwide Corp.	379	36,138
Rockwell Automation, Inc.	100	31,555
Westinghouse Air Brake Technologies Corp.	160	32,371
Xylem, Inc.	229	28,863
		321,103

Media - 1.2%
Charter Communications, Inc. - Class A (a)	105	41,608
Comcast Corp. - Class A	3,804	131,504
FactSet Research Systems, Inc.	28	12,831
Walt Disney Co.	1,898	214,550
Warner Bros Discovery, Inc. (a)	2,478	24,706
		425,199

Mining - 0.3%
Freeport-McMoRan, Inc.	1,378	53,025
Newmont Corp.	1,093	57,623
Southern Copper Corp.	116	10,555
		121,203

Miscellaneous Manufacturing - 0.9%
3M Co.	520	77,142
Axon Enterprise, Inc. (a)	72	54,026
Carlisle Cos., Inc.	33	12,546
Illinois Tool Works, Inc.	285	69,848
Parker-Hannifin Corp.	126	83,752
Teledyne Technologies, Inc. (a)	46	22,948
Textron, Inc.	170	12,585
		332,847

Office - Business Equipment - 0.0%(b)
Zebra Technologies Corp. - Class A (a)	38	11,011

Oil & Gas - 3.4%
Chevron Corp.	1,780	243,326
ConocoPhillips	1,241	105,919
Coterra Energy, Inc.	706	17,163
Devon Energy Corp.	602	18,216
Diamondback Energy, Inc.	228	30,677
EOG Resources, Inc.	532	57,759
EQT Corp.	574	31,645
Expand Energy Corp.	212	24,619
Exxon Mobil Corp.	4,363	446,335
Hess Corp.	284	37,542
Marathon Petroleum Corp.	304	48,865
Occidental Petroleum Corp.	911	37,151
Phillips 66	389	44,144
Texas Pacific Land Corp.	23	25,623
Valero Energy Corp.	300	38,691
		1,207,675

Oil & Gas Services - 0.3%
Baker Hughes Co.	949	35,160
Halliburton Co.	852	16,691
Schlumberger NV	1,364	45,080
		96,931

Packaging & Containers - 0.1%
Amcor PLC	1,428	13,009
Ball Corp.	293	15,699
Packaging Corp. of America	82	15,840
		44,548

Pharmaceuticals - 6.3%
AbbVie, Inc.	1,830	340,581
Becton Dickinson & Co.	281	48,498
Bristol-Myers Squibb Co.	2,121	102,402
Cardinal Health, Inc.	242	37,374
Cencora, Inc.	169	49,220
CVS Health Corp.	1,211	77,552
Dexcom, Inc. (a)	371	31,832
Eli Lilly & Co.	875	645,461
Johnson & Johnson	2,424	376,229
McKesson Corp.	123	88,500
Merck & Co., Inc.	2,611	200,629
Pfizer, Inc.	5,938	139,484
Viatris, Inc.	1,140	10,021
Zoetis, Inc.	445	75,040
		2,222,823

Pipelines - 0.7%
Cheniere Energy, Inc.	215	50,953
Kinder Morgan, Inc.	2,041	57,230
ONEOK, Inc.	655	52,950
Targa Resources Corp.	210	33,165
Williams Cos., Inc.	1,167	70,615
		264,913

Private Equity - 0.5%
Blackstone, Inc.	741	102,821
KKR & Co., Inc.	706	85,751
		188,572

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	293	36,631
CoStar Group, Inc. (a)	385	28,320
		64,951

Retail - 7.0%
AutoZone, Inc. (a)	16	59,729
Best Buy Co., Inc.	219	14,515
Burlington Stores, Inc. (a)	63	14,381
CarMax, Inc. (a)	147	9,476
Carvana Co. (a)	107	35,006
Chipotle Mexican Grill, Inc. (a)	1,305	65,354
Costco Wholesale Corp.	444	461,840
Darden Restaurants, Inc.	103	22,064
Dollar General Corp.	217	21,103
Dollar Tree, Inc. (a)	210	18,955
Domino’s Pizza, Inc.	25	11,845
Genuine Parts Co.	119	15,056
Home Depot, Inc.	1,019	375,287
Lowe’s Cos., Inc.	593	133,858
Lululemon Athletica, Inc. (a)	99	31,350
McDonald’s Corp.	729	228,797
O’Reilly Automotive, Inc. (a)	57	77,947
Ross Stores, Inc.	309	43,288
Starbucks Corp.	1,215	101,999
Target Corp.	439	41,270

TJX Cos., Inc.	1,164	147,712
Tractor Supply Co.	508	24,587
Ulta Beauty, Inc. (a)	34	16,030
Walmart, Inc.	4,521	446,313
Williams-Sonoma, Inc.	106	17,147
Yum China Holdings, Inc.	362	15,801
Yum! Brands, Inc.	256	36,849
		2,487,559

Semiconductors - 7.0%
Advanced Micro Devices, Inc. (a)	1,778	196,878
Analog Devices, Inc.	480	102,710
Applied Materials, Inc.	813	127,438
Broadcom, Inc.	4,620	1,118,363
Entegris, Inc.	144	9,899
GLOBALFOUNDRIES, Inc. (a)	311	11,134
Intel Corp.	4,202	82,149
KLA Corp.	134	101,422
Lam Research Corp.	1,304	105,350
Marvell Technology, Inc.	880	52,967
Microchip Technology, Inc.	510	29,600
Micron Technology, Inc.	1,073	101,356
Monolithic Power Systems, Inc.	46	30,447
NXP Semiconductors NV	250	47,783
ON Semiconductor Corp. (a)	397	16,682
QUALCOMM, Inc.	1,155	167,706
Skyworks Solutions, Inc.	151	10,424
Teradyne, Inc.	154	12,104
Texas Instruments, Inc.	958	175,170
		2,499,582

Software - 7.7%
Adobe, Inc. (a)	425	176,413
Akamai Technologies, Inc. (a)	143	10,858
ANSYS, Inc. (a)	81	26,796
AppLovin Corp. - Class A (a)	219	86,067
Atlassian Corp. - Class A (a)	151	31,352
Autodesk, Inc. (a)	213	63,074
Broadridge Financial Solutions, Inc.	117	28,411
Cadence Design Systems, Inc. (a)	274	78,657
Cloudflare, Inc. - Class A (a)	290	48,108
Datadog, Inc. - Class A (a)	293	34,539
Docusign, Inc. (a)	183	16,216
Electronic Arts, Inc.	235	33,788
Fair Isaac Corp. (a)	22	37,978
Fidelity National Information Services, Inc.	513	40,840
Fiserv, Inc. (a)	536	87,256
HubSpot, Inc. (a)	50	29,495
Intuit, Inc.	270	203,437
Jack Henry & Associates, Inc.	73	13,225
MicroStrategy, Inc. - Class A (a)	245	90,420
MongoDB, Inc. (a)	70	13,218
MSCI, Inc.	78	43,994
Oracle Corp.	1,714	283,718
Palantir Technologies, Inc. - Class A (a)	2,151	283,459
Paychex, Inc.	319	50,373
PTC, Inc. (a)	105	17,674
ROBLOX Corp. - Class A (a)	538	46,795
Roper Technologies, Inc.	107	61,019
Salesforce, Inc.	954	253,163
ServiceNow, Inc. (a)	213	215,362
Snowflake, Inc. - Class A (a)	302	62,112
SS&C Technologies Holdings, Inc.	219	17,697
Synopsys, Inc. (a)	147	68,205
Take-Two Interactive Software, Inc. (a)	158	35,752
Twilio, Inc. - Class A (a)	144	16,949
Tyler Technologies, Inc. (a)	43	24,811

Veeva Systems, Inc. - Class A (a)	148	41,396
Workday, Inc. - Class A (a)	198	49,047
Zoom Communications, Inc. - Class A (a)	241	19,581
		2,741,255

Telecommunications - 2.8%
Arista Networks, Inc. (a)	1,138	98,596
AT&T, Inc.	7,388	205,386
Cisco Systems, Inc.	4,107	258,905
Corning, Inc.	787	39,027
Motorola Solutions, Inc.	162	67,292
T-Mobile US, Inc.	492	119,163
Verizon Communications, Inc.	4,353	191,358
		979,727

Transportation - 1.2%
CSX Corp.	1,897	59,926
Expeditors International of Washington, Inc.	120	13,528
FedEx Corp.	223	48,636
JB Hunt Transport Services, Inc.	82	11,386
Norfolk Southern Corp.	217	53,625
Old Dominion Freight Line, Inc.	180	28,831
Union Pacific Corp.	616	136,542
United Parcel Service, Inc. - Class B	728	71,009
		423,483

Water - 0.1%
American Water Works Co., Inc.	195	27,879
TOTAL COMMON STOCKS (Cost $34,023,794)		34,496,033

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.8%
Alexandria Real Estate Equities, Inc.	162	11,371
American Tower Corp.	468	100,456
Annaly Capital Management, Inc.	531	10,063
AvalonBay Communities, Inc.	121	25,019
Camden Property Trust	95	11,162
Crown Castle, Inc.	421	42,248
Digital Realty Trust, Inc.	312	53,514
Equity LifeStyle Properties, Inc.	173	10,998
Equity Residential	363	25,461
Equinix, Inc.	99	87,993
Essex Property Trust, Inc.	47	13,343
Extra Space Storage, Inc.	189	28,567
Healthpeak Properties, Inc.	661	11,508
Host Hotels & Resorts, Inc.	664	10,285
Invitation Homes, Inc.	582	19,613
Iron Mountain, Inc.	285	28,132
Mid-America Apartment Communities, Inc.	103	16,135
Prologis, Inc.	884	96,002
Public Storage	156	48,112
Realty Income Corp.	848	48,014
Regency Centers Corp.	167	12,049
SBA Communications Corp.	96	22,261
Simon Property Group, Inc.	307	50,063
Sun Communities, Inc.	110	13,578
UDR, Inc.	306	12,678
Ventas, Inc.	393	25,262
VICI Properties, Inc.	1,008	31,964
Welltower, Inc.	672	103,676
Weyerhaeuser Co.	711	18,422
WP Carey, Inc.	211	13,242
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $776,034)		1,001,191

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.23% (c)	64,007	64,007
TOTAL SHORT-TERM INVESTMENTS (Cost $64,007)		64,007

TOTAL INVESTMENTS - 99.9% (Cost $34,863,835)	35,561,231
Other Assets in Excess of Liabilities - 0.1%	36,430
TOTAL NET ASSETS - 100.0%	$35,597,661

Percentages are stated as a percent of net assets. –%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Defiance Large Cap ex-Mag 7 ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,726,730	$—	$—	$34,726,730
Real Estate Investment Trusts - Common	770,494	—	—	770,494
Money Market Funds	64,007	—	—	64,007
Total Investments	$35,561,231	$—	$—	$35,561,231

Refer to the Schedule of Investments for further disaggregation of investment categories.